INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Schedule of Sensitivities Reasonable Possible (Details) - Goodwill - PGI $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average annual pre-tax cash flow ($ millions)	$ 1,303	$ 1,232
After-tax discount rate	6.90%	7.60%
Long-term growth rate	1.90%	1.80%
Pretax Cash Flow
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) required for impairment	(0.208)	(0.060)
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) required for impairment	0.0230	0.0060
Longterm Growth Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) required for impairment	(0.0470)	(0.0090)